Lease Incentives (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Lease Incentives	The following table represents the details of the Company’s lease incentives balance as of December 31, 2017 and 2016.

	2017 $	2016 $
Current portion	1,484	1,311
Long term portion	14,970	12,628
	16,454	13,939